U.S. SECURITIES AND EXCHANGE COMMISSION
                        Washington, D.C.  20549

                              FORM 24F-2
                    Annual Notice of Securities Sold
                        Pursuant to Rule 24f-2


1. Name and address of issuer:
                               Forethought Variable Insurance Trust
                               10 West Market St., Suite 2300
                               Indianapolis, IN 46204


2. Name of each series or class of securities for which this Form is filed (If the Form is being filed for all series and classes of securities of the issuer, check the box but do not list series or classes): | |

   Global Atlantic American Funds Managed Risk Portfolio Class II
   Global Atlantic Balanced Managed Risk Portfolio Class II
   Global Atlantic BlackRock Selects Managed Risk Portfolio Class II Global Atlantic Franklin Dividend and Income Managed Risk Portfolio Class II
   Global Atlantic Goldman Sachs Dynamic Trends Allocation Portfolio
   Class II
   Global Atlantic Growth Managed Risk Portfolio Class II
   Global Atlantic Moderate Growth Managed Risk Portfolio Class II Global Atlantic PIMCO Tactical Allocation Portfolio Class II
   Global Atlantic Select Advisor Managed Risk Portfolio Class II
   Global Atlantic Wellington Research Managed Risk Portfolio Class II Global Atlantic Wilshire Dynamic Conservative Allocation Portfolio Class II
   Global Atlantic Wilshire Dynamic Growth Allocation Portfolio Class II Global Atlantic BlackRock Allocation Portfolio Class I and Class II Global Atlantic BlackRock Disciplined Core Portfolio Class I and Class II
   Global Atlantic BlackRock Disciplined Growth Portfolio Class II Global Atlantic BlackRock Disciplined International Core Portfolio Class I and Class II
   Global Atlantic BlackRock Disciplined Mid Cap Growth Portfolio
   Class I and Class II
   Global Atlantic BlackRock Disciplined Small Cap Portfolio Class I and Class II
   Global Atlantic BlackRock Disciplined U.S. Core Portfolio Class I and Class II
   Global Atlantic BlackRock Disciplined Value Portfolio Class I and
   Class II
   Global Atlantic BlackRock High Yield Portfolio Class I and Class II Global Atlantic Goldman Sachs Core Fixed Income Portfolio Class I and Class II
   Global Atlantic Goldman Sachs Global Equity Insights Portfolio
   Class I and Class II
   Global Atlantic Goldman Sachs Large Cap Growth Insights Portfolio Class I and Class II
   Global Atlantic Goldman Sachs Mid Cap Value Insights Portfolio
   Class I and Class II

3.  Investment Company Act File Number: 811-22865

    Securities Act File Number: 333-189870

4.  (a)  Last day of fiscal year for which this Form is filed: 12/31/2019

    (b) | | Check box if this Form is being filed late (i.e., more than 90 calendar days after the end of the Issuer's fiscal year).

    (c) | | Check box if this is the last time the issuer will be filing this form.

5.  Calculation of registration fee:

    (i) Aggregate sale price of securities sold during
    the fiscal year pursuant to section 24(f):            $ 2,252

    (ii) Aggregate price of securities
    redeemed or repurchased during the
    fiscal year:                             $ 33,093

    (iii) Aggregate price of securities
    redeemed or repurchased during any
    prior fiscal year ending no earlier
    than October 11, 1995 that were not
    previously used to reduce registration
    fees payable to the Commission:          $ 21,074,314

    (iv) Total available redemption credits [add
    items 5(ii) and 5(iii):                              $ 21,107,407

    (v) Net sales - if item 5(i) is greater than
    Item 5(iv) [subtract Item 5(iv) from Item 5(i)]:      $ 0

    (vi) Redemption credits available for
    use in future years - if Item 5(i) is
    less than Item 5(iv) [subtract Item
    5(iv) from Item 5(i)]:                   $(21,105,154)

    (vii) Multiplier for determining registration fee:    x .0001298

    (viii) Registration fee due [multiply Item 5(v) by
    Item 5(vii)]:                                         = $ 0

6.  Prepaid Shares

    If the response to item 5(i) was determined by deducting an amount of securities that were registered under the Securities Act of 1933 pursuant to rule 24e-2 as in effect before October 11, 1997, then report the amount of securities (number of shares or other units) deducted here: 0. If there is a number of shares or other units that were registered pursuant to rule 24e-2 remaining unsold at the end of the fiscal year for which this form is filed that are available for use by the issuer in future fiscal years, than state that number here: 0.

7. Interest due - if this Form is being filed more than 90 days after the end of the issuer's fiscal year:

                                                          $ 0

8. Total of the amount of the registration fee due plus any interest due [line 5(viii) plus line 7]:

                                                          = $ 0

9. Date the registration fee and any interest payment was sent to the Commission's lockbox depository:

    Method of Delivery:

    [ ]  Wire Transfer
    [ ]  Mail or other means


SIGNATURES

This report has been signed below by the following persons on behalf of the issuer and in the capacities and on the dates indicated.


By:     /s/Trent Statczar
        Trent Statczar
        Treasurer

Date:   March 26, 2020